Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000002893 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002893 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002893 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002893 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002893 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002893 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002893 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002893 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002893 | Netflix Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002893 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002893 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000002893 | Technology - Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000002893 | Technology - Software
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000002893 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000002893 | Technology - Computer Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000002893 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002893 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002893 | Technology - Hardware and Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002893 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002893 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002895 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002895 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002895 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002895 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002895 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002895 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002895 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002895 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002895 | Netflix Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002895 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002895 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000002895 | Technology - Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000002895 | Technology - Software
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000002895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000002895 | Technology - Computer Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000002895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002895 | Technology - Hardware and Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002895 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002895 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002896 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002896 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002896 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002896 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002896 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002896 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002896 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002896 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002896 | Netflix Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002896 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002896 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000002896 | Technology - Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000002896 | Technology - Software
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000002896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000002896 | Technology - Computer Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000002896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002896 | Technology - Hardware and Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002896 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002892 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002892 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002892 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002892 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002892 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002892 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002892 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002892 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002892 | Netflix Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002892 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002892 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000002892 | Technology - Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000002892 | Technology - Software
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000002892 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000002892 | Technology - Computer Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000002892 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002892 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002892 | Technology - Hardware and Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002892 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002892 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%